Filed Pursuant to Rule 497(a)

File No. 333-275154

Filed Pursuant to Section 24(b)

File No. 811-23913

Rule 482 ad

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading Filed Pursuant to Rule 497(a) File No. 333-275154 Filed Pursuant to Section 24(b) File No. 811-23913 Rule 482 ad BE(in) CRYPTO CLAIM $200 BONUS Home/Top Picks/SEC-Registered Crypto Platforms Top SEC-Registered Crypto Platforms in 2025 | Safe & Compliant Exchanges By Sofya Odintsova 16 May 2025, 16:52 GMT+0000 SEC is the US Securities and Exchange Commission, the major financial regulator in the United States. It oversights financial markets, including crypto, and protects investors. SEC states that almost all cryptocurrencies are securities. This means that token issuers must register with the Commission. SEC-Complient platforms attract investors looking for security, transparency and legal protection. Here are key benefits of using such ones: Reduced fraud risk Legal recourse if something goes wrong Transparency and financial disclosures Access to institutional-grade products In this article, we will learn about the best SEC-registered crypto platforms, how to choose the right one and what rules do they have to follow. Show less Figure Markets Best for MPC-secured trading https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 1/11

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading Compliant yet decentralized platform for trading different types of assets EXPLORE ADD TO COMPARISON Type Hybrid DEX + investment platform Regulatory status MTL/VASP Supported assets BTC, ETH, HASH, SOL, LINK, UNI, USDC Advanced features Tokenization, Crypto-based loans, OTC Pros and Cons UCC Article 8 compliance SEC-regulated stablecoin YLDS Zero-fee crypto trading Self-custody focus Multi-asset support MPC integration for better security Up to 10% returns with Demo Prime Up to 7% net yield with Forward Vault Limited token variety Product offerings vary by region About Figure Markets Figure Markets is a self-custody crypto exchange. The platform uses Security Entitlement (SE), a tokenized ownership record compliant with UCC Article 8. It has licenses in the US, Cayman and Ireland. https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 2/11 5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading

One of the most distinctive features of Figure Markets is that it uses Multi-Party Computation technology (MPC) for securing users' funds. The company has a public-facing US headquarters in San Francisco. This is a huge plus as many platforms tend to register their businesses offshore. Figure Markets distinguishes its services for American and global users, which allows it to fully meet jurisdictional requirements. The platform aims to create an "everything marketplace" for crypto, stocks, bonds, credit and more. Figure Markets is built on Provenance Blockchain and provides zero-fee crypto trading, self-custody options and crypto-backed loans. On February 20, 2025, Figure Markets launched the first-ever SEC-regulated, yield-bearing stablecoin, YLDS. The asset offers users an opportunity to earn up to 3.8% APY on stablecoin deposits. To stay up to date with all Figure Markets further developments, follow them on X/Twitter and Discord Best features Crypto, stocks, bonds, credit available Built for regulated DeFi on Provenance Blockchain Non-custodial options Crypto-backed loans INX Securities Best for real estate tokenization US regulated hub for crypto and security tokens EXPLORE ADD TO COMPARISON Type ATS Regulatory status Fully compliant with SEC https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 3/11

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading https:// Supported assets BTC, ETH, security tokens Advanced features Securities trading, STO Pros and Cons About INX Securities Best features Heron Finance Best for automated private debt Focuses on private credit investments using blockchain technology EXPLORE ADD TO COMPARISON Type RIA Regulatory status Fully compliant with SEC Supported assets Security tokens Advanced features Portfolio management, Robo-advisor https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 4/11

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading Pros and Cons About Heron Finance Best features Prometheum ATS Best for traditional market participants exploring crypto Focuses on digital asset securities and its robust regulatory compliance EXPLORE ADD TO COMPARISON Type ATS Regulatory status Fully compliant with SEC Supported assets Crypto, equities, ETFs, etc. Advanced features Securities trading, Custody Pros and Cons About Prometheum ATS https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 5/11

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading https:// Best features tZERO Best for trading tokenized assets One of the pioneers in the field of digital securities EXPLORE ADD TO COMPARISON Type ATS + broker Regulatory status Broker-dealer + ATS Supported assets Security tokens (stocks, bonds, REITs) Advanced features Securities trading, OTC, STO Pros and Cons About tZERO Best features Summary of the Best Crypto Platform https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 6/11

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading SEC-Registered Crypto Platforms Figure Markets INX Securities Heron Finance Prometheum ATS tZERO Type Hybrid DEX + investment platform ATS RIA ATS ATS + broker Regua MTL/V Fully on Fully on Fully On Broker ON THIS PAGE How to Choose the Right SEC-Regulated Platform What Makes a Crypto Platform SEC-Compliant Conclusion FAQ BACK TO TOP How to Choose the Right SEC-Regulated Platform https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 7/11

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading

Choosing the right SEC-approved crypto platform might seem complicated. Compliance is what many traders look for. When selecting the best regulated exchange or broker, you should pay attention to several important factors. Let's break them down.

- **Registration**
  Check if the platform is really registered with the SEC. You can do it on the regulator's official website or use BrokerCheck by FINRA.
- **SIPC Participation**
  SEC-registered crypto platforms are often a part of Securities Investor Protection Corporation (SIPC). This organization protects investors in case their brokers go bankrupt.
- **Reputation and History**
  Make sure that the chosen SEC-regulated platform did not have security breaches. It is also important to know that it was never fined–the opposite would imply that the platform does not follow all the rules and standards. Go to Trustpilot, Reddit or any other websites where you could find everything on the platform's reputation.
- **Fees and Conditions**
  Pay attention to fees for deals, minimal deposit and available assets. All these factors are important for seamless and convenient trading.

Choose an SEC-regulated platform with a solid reputation, low fees and the tools you need. Always verify its registration through SEC EDGAR or FINRA BrokerCheck.

What Makes a Crypto Platform SEC-Compliant

Companies dealing with securities (stocks, bonds, ETFs, mutual funds) must be officially registered with the SEC. This applies to brokers, investment advisors and firms issuing securities.

https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 8/11

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading Additionally, to obtain SEC registration, platforms must comply with several key laws .. For example, the Securities Act of 1933 regulates initial public offerings (IPOs) , while the Securities Exchange Act of 1934 governs stock market trading. There are also rules like Best Execution, which require brokers to execute client orders under the most favorable terms available. An important aspect is client fund protection. SEC-compliant platforms must keep customer funds segregated from their own assets. Moreover, many of them are insured through the SIPC (Securities Investor Protection Corporation), guaranteeing up to $500,000 per customer in case of broker bankruptcy. Transparency is another key requirement. Platforms must file regular reports with the SEC (e.g., Form 10-K and 10-Q), disclose potential conflicts of interest and provide clients with full product disclosures. Advertising and marketing are also regulated. Misleading investors--for example, by promising "guaranteed returns"--is prohibited. All promotional materials are reviewed by FINRA (Financial Industry Regulatory Authority) if the platform is a broker. The SEC also monitors platforms for fraud and insider trading . Compliance involves implementing surveillance systems and adhering to laws like the Sarbanes-Oxley Act and the Dodd-Frank Act. If a platform meets all these requirements, it is considered SEC-compliant. Conclusion Registration with the SEC is one of the most important factors, and many platforms are seeking to get it. For that, they need to follow several important laws and rules. Compliance can boost users' trust and confidence in the platform, ensuring that their investments are safe. https://beincrypto.com/top-picks/top-sec-registered-crypto-platforms/ 9/11

5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading FAQ Which crypto platforms are officially approved by the SEC? Does Figure Markets require KYC? How does SEC oversight affect tokenized securities? What makes a crypto broker-dealer SEC compliant? Can retail users access these SEC-approved platforms? Be (in) CRYPTO STAY UP TO DATE ON CRYPTO Join our newsletter SUBSCRIBE COMPANY About Us Our Authors Careers PRODUCTS News Cryptocurrencies Exchanges 5/16/25, 12:24 PM Best SEC-Registered Crypto Platforms for Safe Trading

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